Property and equipment	12 Months Ended
Dec. 31, 2013
Property and equipment
Note 16.	Property and equipment

The composition of property and equipment at December 31, 2013 and 2012 are as follows:

	As of December 31,
	2013	2012
Computers and equipment	$6,259	$5,320
Computer software	5,356	4,617
Furniture and fixtures	4,166	3,637
Leasehold improvements	11,416	10,585

Total Cost	27,197	24,159
Less: Accumulated depreciation	(18,437)	(15,352)

Property and equipment, net of accumulated depreciation	$8,760	$8,807

Depreciation expense for the years ended December 31, 2013, 2012 and 2011 totaled $3.2 million, $2.4 million and $2.4 million, respectively.